Document and Entity Information Document	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	Momentive Performance Materials Inc.
Entity Central Index Key	0001405041
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes